Subsequent Events (Details) (USD $)	1 Months Ended
	Jan. 22, 2014 Common Unitholders	Feb. 14, 2014 Common Unitholders	Jan. 22, 2014 Class B Unitholders	Feb. 10, 2014 Class B Unitholders
Dividend declared	$ 0.2325		$ 0.21375
Dividend paid		$ 0.2325		$ 0.21375